Property and Equipment (Details) - Schedule of breakdown and changes - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Property and Equipment (Details) - Schedule of breakdown and changes [Line Items]
Balance as of beginning		$ 8,338	$ 7,791
Purchases			1,033
Adjustments arising from translating financial statements of foreign operations			13
Disposals		(1,552)	(499)
Balance as of ending		5,250	8,338
Balance as of begining		2,227	2,119
Depreciation		668	767
Impairment		955
Decreases during the year:
Reversal of an impairment loss	[1]	955	(206)
Reclassification to inventory	[2]	(164)
Sales		(26)
Disposals		(1,552)	(453)
Balance as of ending		2,108	2,227
Depreciated cost as of December 31, 2020			6,111
Depreciated cost as of December 31, 2021		3,142
Purchases		513
Decreases during the year:
Reclassification to inventory	[2]	(1,374)
Sales		(675)
Vehicles [Member]
Property and Equipment (Details) - Schedule of breakdown and changes [Line Items]
Balance as of beginning		51	55
Adjustments arising from translating financial statements of foreign operations
Disposals			(4)
Balance as of ending		15	51
Balance as of begining		27	19
Depreciation		3	10
Impairment
Decreases during the year:
Reclassification to inventory	[2]
Sales		(15)
Disposals			(2)
Balance as of ending		15	27
Depreciated cost as of December 31, 2020			24
Depreciated cost as of December 31, 2021
Purchases
Decreases during the year:
Reclassification to inventory	[2]
Sales		(36)
Docking stations and skimmers [Member]
Property and Equipment (Details) - Schedule of breakdown and changes [Line Items]
Balance as of beginning	[3],[4]	5,043	4,488
Purchases			980
Adjustments arising from translating financial statements of foreign operations	[3],[4]		13
Disposals	[3],[4]	(52)	(438)
Balance as of ending	[3],[4]	3,394	5,043
Balance as of begining	[3],[4]	138	445
Depreciation	[3],[4]	371	337
Impairment	[3],[4]	955
Decreases during the year:
Reversal of an impairment loss			(206)
Reclassification to inventory	[2],[3],[4]	(164)
Sales	[3],[4]
Disposals	[3],[4]	(52)	(438)
Balance as of ending	[3],[4]	1,248	138
Depreciated cost as of December 31, 2020	[3],[4]		4,905
Depreciated cost as of December 31, 2021	[3],[4]	2,146
Purchases	[3],[4]	402
Decreases during the year:
Reclassification to inventory	[2],[3],[4]	(1,374)
Sales	[3],[4]	(625)
Computers and Electronic Equipment [Member]
Property and Equipment (Details) - Schedule of breakdown and changes [Line Items]
Balance as of beginning		1,241	1,231
Purchases			10
Adjustments arising from translating financial statements of foreign operations
Disposals		(1,094)
Balance as of ending		206	1,241
Balance as of begining		1,139	935
Depreciation		97	204
Impairment
Decreases during the year:
Reclassification to inventory	[2]
Sales
Disposals		(1,094)
Balance as of ending		142	1,139
Depreciated cost as of December 31, 2020			102
Depreciated cost as of December 31, 2021		64
Purchases		59
Decreases during the year:
Reclassification to inventory	[2]
Sales
Machinery, Furniture and Equipment [Member]
Property and Equipment (Details) - Schedule of breakdown and changes [Line Items]
Balance as of beginning		828	842
Purchases			43
Adjustments arising from translating financial statements of foreign operations
Disposals		(401)	(57)
Balance as of ending		462	828
Balance as of begining		522	436
Depreciation		77	99
Impairment
Decreases during the year:
Reclassification to inventory	[2]
Sales		(11)
Disposals		(401)	(13)
Balance as of ending		187	522
Depreciated cost as of December 31, 2020			306
Depreciated cost as of December 31, 2021		275
Purchases		49
Decreases during the year:
Reclassification to inventory	[2]
Sales		(14)
Leasehold Improvements [Member]
Property and Equipment (Details) - Schedule of breakdown and changes [Line Items]
Balance as of beginning		1,175	1,175
Adjustments arising from translating financial statements of foreign operations
Disposals		(5)
Balance as of ending		1,173	1,175
Balance as of begining		401	284
Depreciation		120	117
Impairment
Decreases during the year:
Reclassification to inventory	[2]
Sales
Disposals		(5)
Balance as of ending		516	401
Depreciated cost as of December 31, 2020			$ 774
Depreciated cost as of December 31, 2021		657
Purchases		3
Decreases during the year:
Reclassification to inventory	[2]
Sales

[1]	See note 9
[2]	See Note 2 (m)
[3]	In the year ended December 31, 2021, the Company recognized impairment losses of $955 thousand, because of technological equipment obsolescence. The decrease in value was charged to other expenses in the 2021 Statement of Comprehensive Income.
[4]	This group includes docking stations and drones in the construction process, at a net cost after impairments of $1,883 thousand and $2,428 thousand. As of December 31, 2021, and 2020, respectively.